Income Taxes - Schedule Of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 4.1	$ 18.0	$ 44.1
Foreign	97.7	93.9	85.5
Income from continuing operations, before income taxes	$ 101.8	$ 111.9	$ 129.6